Note H - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note H – Goodwill and Other Intangible Assets

The major components of goodwill and other intangible assets are:

	2013		2012
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$8,170	$2,403	$8,366	$1,582
Technology & drawings	5,790	1,685	5,790	1,379
Other intangibles	1,568	1,505	1,560	1,453
Total finite-lived intangible assets	15,528	5,593	15,716	4,414
Goodwill	18,046	--	17,452	--
Trade names & trademarks	3,522	--	3,532	--
Total	$37,096	$5,593	$36,700	$4,414

Amortization of intangible assets in 2013, 2012 and 2011 was $1,179,000, $869,000 and $955,000, respectively. Amortization of these intangible assets for 2014 through 2018 is expected to approximate $1.2 million per year. Pursuant to the acquisitions described in Note J, in 2012 the Company recognized customer relationships of $3.1 million, technology and drawings of $1.2 million, tradenames and trademarks of $612,000 and goodwill of $2.8 million. The remaining changes occurring in 2012 relate to foreign currency translation affects and amortization.